STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (83,447)	$ (72,418)	$ (79,524)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	5,489	4,829	4,389
Interest expense related to amortization of debt discount and debt issuance costs	274	138	219
Payment in kind interest accrual of notes payable	927	153
Provision for allowance for doubtful accounts	632	70	188
Provision for inventory reserve	3,343	404	163
Amortization of (discount) premium on short-term investments	(85)	4	(53)
Stock-based compensation expense	11,660	13,096	14,995
Other	(78)	(76)	41
Changes in operating assets and liabilities:
Accounts receivable, net	2,251	(6,473)	(2,541)
Inventory	(6,904)	(6,084)	(1,820)
Prepaid and other current assets	(2,466)	(395)	(82)
Other long-term assets	(2)	131	(150)
Accounts payable	3,234	3,355	(1,225)
Accrued expenses	(497)	(734)	973
Employee-related liabilities	(1,578)	2,039	3,846
Deferred revenue	4,610	981	429
Other current liabilities	573	1,924	(1,575)
Deferred rent	1	(631)	(461)
Other long-term liabilities	890	923	810
Net cash used in operating activities	(61,173)	(58,764)	(61,378)
Investing activities
Purchase of short-term investments	(30,622)	(80,191)	(67,101)
Proceeds from sales and maturities of short-term investments	50,000	88,450	36,210
Purchase of property and equipment	(8,930)	(5,764)	(4,406)
Purchase of patents		(74)	(173)
Net cash provided by (used in) investing activities	10,448	2,421	(35,470)
Financing activities
Issuance of notes payable, net of issuance costs	49,994		29,925
Restricted cash in connection with notes payable and corporate credit card			50
Principal payments on notes payable			(30,000)
Proceeds from public offering, net of offering costs		64,862
Proceeds from issuance of common stock	2,321	3,393	3,664
Net cash provided by financing activities	52,315	68,255	3,639
Net increase (decrease) in cash and cash equivalents	1,590	11,912	(93,209)
Cash and cash equivalents at beginning of period	43,088	31,176	124,385
Cash and cash equivalents at end of period	44,678	43,088	31,176
Supplemental disclosures of cash flow information
Interest paid	4,401	3,345	3,369
Income taxes paid	23	9	71
Supplemental schedule of noncash investing and financing activities
Lease incentive - lessor-paid tenant improvements		933	1,604
Property and equipment included in accounts payable & other current liabilities	$ 501	$ 1,457	789
Patent included in accrued expense			$ 74